SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2015
SEGMENT REPORTING [Abstract]
Summary of Information by Segment
	Year ended December 31, 2015
	PAD	EBU	Total

Revenues from external customers	$277,849	-	$277,849
Operating loss	$(6,459)	-	$(6,459)
Financial income, net	$167	-	$167
Loss before taxes on income	$(6,292)	-	$(6,292)
Segment goodwill	$21,442	-	$21,442
Segment identifiable assets	$265,350	-	$265,350

	Year ended December 31, 2014
	PAD	EBU	Total

Revenues from external customers	$255,750	-	$255,750
Operating loss	$(2,217)	-	$(2,217)
Financial expenses, net	$(688)	-	$(688)
loss before taxes on income	$(2,905)	-	$(2,905)
Segment goodwill	$25,285	-	$25,285
Segment identifiable assets	$281,549	-	$281,549

	Year ended December 31, 2013
	PAD	EBU	Total

Revenues from external customers	$232,129	24,786	$256,915
Operating income (loss)	$1,681	(7,800)	$(6,119)
Financial income (expenses), net	$221	(195)	$26
Income (loss) before taxes on income	$1,902	(7,995)	$(6,093)
Segment goodwill	$20,976	-	$20,976
Segment identifiable assets	$284,501	-	$284,501

Schedule of Revenue and Long-lived Assets by Geographic Regions
	2015		2014		2013
	Total revenue	Long-lived assets	Total revenue	Long-lived assets	Total revenue	Long-lived assets

North America	$107,527	$2,933	$91,825	$2,601	$90,618	$2,917
Europe and Middle East (excluding Israel)	79,615	207	82,786	296	87,539	407
Asia Pacific	62,324	390	44,406	138	39,744	76
Japan	16,193	365	25,460	9	26,409	12
Israel	4,461	5,928	3,217	3,967	4,620	3,191
Other	7,729	-	8,056	-	7,985	-

	$277,849	$9,823	$255,750	$7,011	$256,915	$6,603